Loans receivable - Additional Information (Details) € in Thousands, $ in Thousands														12 Months Ended
	Dec. 17, 2024 USD ($)	Nov. 12, 2024 USD ($)	Aug. 19, 2024 USD ($)	Aug. 19, 2024 EUR (€)	May 14, 2024 USD ($)	Mar. 26, 2024 USD ($)	Mar. 26, 2024 EUR (€)	Mar. 23, 2024 USD ($)	Mar. 23, 2024 EUR (€)	Feb. 15, 2024 USD ($)	Oct. 26, 2023 USD ($)	Aug. 31, 2023 USD ($)	Mar. 30, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 06, 2024	Jan. 20, 2024 USD ($)	Sep. 01, 2023 USD ($)	Jun. 30, 2023	Jun. 20, 2023 USD ($)	Feb. 01, 2023 USD ($)	Jul. 06, 2022 USD ($)	May 31, 2022 USD ($)	Apr. 01, 2022 USD ($)	Feb. 04, 2022 USD ($)	Jan. 27, 2022 USD ($)
Loans receivable
Fair value of remaining undrawn commitments.														$ 0
New loans agreement														601	$ 1,933	$ 31,659
Change in fair value of loan receivable														8,624	8,624
Financial assets														16,115	32,883
Loans to corporate entities [member]
Loans receivable
Financial assets														$ 226	148	$ 3,834
MX Capital Ltd
Loans receivable
Principal amount of loan																											$ 43,000
Debt owed by MX Capital Group to an affiliate of a previous shareholder																										$ 1,888	$ 1,888
Amounts Of Loan And Advances To Customers Not Granted																			$ 6,000			$ 16,000
Interest rate on loan														7.00%
Fair value of shares pledged														$ 0
MX Capital Ltd | Expected credit losses individually assessed [member]
Loans receivable
Percentage of cases in which borrower will be in default														100.00%
MX Capital Ltd | Loans to corporate entities [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Loans receivable
Financial assets														$ 0	(4,320)
Mx Capital Ltd Tranche One [member]
Loans receivable
Principal amount of loan																										$ 8,000
Mx Capital Ltd Tranche two[member]
Loans receivable
Principal amount of loan																							$ 13,000
Castcrown Ltd
Loans receivable
Interest rate on loan	12.00%	12.00%	15.00%	15.00%		15.00%	15.00%	15.00%	15.00%
Fair value of conversion feature of the notes receivable															0
New loans agreement	$ 3,000	$ 1,500	$ 943	€ 850		$ 649	€ 600	$ 107	€ 100					7,212
Change in fair value of loan receivable														$ 0	996
Castcrown Ltd | Expected credit losses individually assessed [member]
Loans receivable
Percentage of cases in which borrower will be in default														100.00%
Percentage of total loans repaid on addtional agreement														100.00%
Castcrown Ltd | Loans to corporate entities [member]
Loans receivable
Interest rate on loan					7.00%					7.00%		7.00%	7.00%
convertible notes agreement					$ 400					$ 900		$ 600
Convertible Notes Not Issued By CastCrown Ltd														$ 8,500
Castcrown Ltd | Loans to corporate entities [member] | Maximum
Loans receivable
convertible notes agreement													$ 16,000
Castcrown Tranche One [member] | Loans to corporate entities [member]
Loans receivable
convertible notes agreement																									$ 1,500
Castcrown Tranche Two [member] | Loans to corporate entities [member]
Loans receivable
convertible notes agreement																								$ 6,000
LEVELAPP Ltd
Loans receivable
Fair value of shares pledged														$ 0
LEVELAPP Ltd | Expected credit losses individually assessed [member]
Loans receivable
Percentage of cases in which borrower will be in default														100.00%
LEVELAPP Ltd | Loans to corporate entities [member]
Loans receivable
Principal amount of loan																					$ 260
Percentage of registered shares pledged																	10.00%			40.00%
LEVELAPP Ltd | Loans to corporate entities [member] | Accumulated impairment [member] | 12-month expected credit losses [member]
Loans receivable
Financial assets														$ 0	$ (685)
LEVELAPP Ltd Tranche one [Member] | Loans to corporate entities [member]
Loans receivable
convertible notes agreement											$ 678
Repayment Of Convertible Notes Agreement.											$ 260
LEVELAPP Ltd Additional Tranche[Member] | Loan performance target | Loans to corporate entities [member]
Loans receivable
Amount Of Additional Notes To Be Acquired On Achievement Of Performance Target																		$ 312